Capital leases (Tables)	6 Months Ended
Jun. 30, 2015
Capital leases [Abstract]
Capital Lease Obligations
On March 28, 2013, two of ASC’s subsidiaries entered into an agreement, which took effect on April 2, 2013, for the sale and leaseback under a capital lease arrangement of the Ardmore Calypso and Ardmore Capella. This transaction was treated as a financing transaction. As part of this arrangement, the senior debt previously outstanding on the vessels of $17.9 million was repaid in full on April 2, 2013. The capital leases are scheduled to expire in 2018 and require the Company to repurchase the vessels at a specified price. ASC’s subsidiary ASLLC has provided a guarantee in respect of this financing arrangement.

As at
Jun 30, 2015
Current portion of capital lease obligations	1,779,526
Non-current portion of capital lease obligations	26,201,233
Total capital lease obligations	27,980,759

Future Minimum Lease Payments for Capital Leases
The future minimum lease payments required under the capital leases at June 30, 2015, are as follows:

As at
Jun 30, 2015
2015	1,933,104
2016	3,845,196
2017	3,834,690
2018	23,705,540
Total minimum lease payments	33,318,530
Less amount representing interest	(5,337,771)
Net minimum lease payments	27,980,759

Vessels and Vessels Equipment Recorded Under Capital Leases
Assets recorded under capital leases and included in Vessels and vessel equipment, net in ASC’s balance sheets consisted of the following at June 30, 2015:

Total
Vessels and equipment	44,525,446
Accumulated depreciation	(6,827,643)
37,697,803